Future Minimum Lease Commitments under Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Leases Disclosure [Line Items]
2012	¥ 4,866
2013	3,051
2014	1,837
2015	1,084
2016	596
2017 and thereafter	959
Operating Leases, Future Minimum Payments Due, Total	¥ 12,393